Other Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Accrued Expenses [Abstract]
OTHER ACCRUED EXPENSES

Note 6 — OTHER ACCRUED EXPENSES

The following table summarizes other accrued expenses:

	As of March 31, 2025	As of December 31, 2024
Accrued royalty	$75,000	$250,000
Accrued payroll	531,241	1,125,846
Professional services	542,474	205,790
Accrued other	149,738	138,682
Total other accrued expenses	$1,298,453	$1,720,318

Note 7 — OTHER ACCRUED EXPENSES

The following table summarizes other accrued expenses:

	As of December 31, 2024	As of December 31, 2023
Accrued royalty	$250,000	$150,000
Accrued payroll	1,125,846	22,481
Professional services	205,790	58,021
Engineering consulting	—	1,700
Business development	—	1,425
Accrued other	138,682	10,813
Total other accrued expenses	$1,720,318	$244,440